Schedule of Outstanding Short-Term Borrowings (Details) - CNY (¥) ¥ in Thousands		Jun. 30, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
Bank borrowings	[1]	¥ 15,000	¥ 20,000

[1]	On June 14, 2023, the Group entered into an RMB10.0 million credit facility with the Bank of Beijing that will expire on June 13, 2025 to support its operations, which was guaranteed by Beijing Cheche. Under this credit facility, the Group drew down RMB4.0 million and RMB6.0 million on June 29, 2023, respectively. The loans of RMB 4.0 million and RMB6.0 million were repaid on June 13, 2024. There are no financial covenants for the credit facility.